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U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 50249

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2



1. Name and address of issuer:
The Advisors'  Inner Circle Fund
2 Oliver Street
Boston,  Mass 02109


2. Name of each series or class of funds for which this notice is filed:
Clover Equity Value Fund
Clover Fixed Income Fund
Turner Growth Equity Fund
Turner Small Cap Fund
White Oak Growth Stock Fund
Pin Oak Aggressive Stock Fund
A+F Large-Cap Fund
HGK Fixed Income Fund
AIG Money Market Fund
FMC Select Fund
Roulston Growth & Income Fund
Roulston Government Fund
Roulston Midwest Growth Fund

3. Investment Company Act File Number:  811-6368

    Securities Act File Number:  33-42484


4. Last day of fiscal year for which this notice is filed:
October 31, 1995


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                       [   ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: 0


8 Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2: 0



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9. Number and aggregate sale price of securities sold during the fiscal year:
Dollars $14,402,642,513
Shares    14,288,629,029


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
Dollars $14,402,642,513
Shares    14,288,629,029



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
 (see Instruction B.7):
Dollars $23,519,513
Shares    16,382,079



12 Calculation of registration fee:


     (I)     Aggregate sale price of securities sold during the fiscal
              year in reliance on rule 24f-2 (from Item 10):                              $14,402,642,513
     (ii)    Aggregate price of shares issued in connection with
              dividend reinvestment plans (from Item 11, if applicable):          +23,519,513
     (iii)   Aggregate price of shares redeemed or repurchased during
	the fiscal year (if applicable):                                                      -13,998,009,870
     (iv)   Aggregate price of shares redeemed or repurchased and
              previously applied as a reduction to filing fees pursuant to
              rule 24e-2 (if applicable):                                                          +0
     (v)     Net Aggregate price of securities sold and issued during
              the fiscal year in reliance on rule 24f-2 [line (i), plus line
              (ii), less line (iii), plus line (iv)] (if applicable):                           428,152,156
     (vi)    Multiplier prescribed by Section 6(b) of the Securities Act
              of 1933 or other applicable law or regulation (see                       x1/50th
              instruction C.6):
     (vii)   Fee due [line (i) or line (v) multiplied by line (vi)]:                     _85,630.43


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
 Informal and Other Procedures (17 CFR 202.3a).
                                                            [ X ]
      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: November 15, 1995

SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

       By (Signature and Title)* /s/Jeffrey A. Cohen
			      Jeffrey A. Cohen, Controller

        Date November 15, 1995

  Please print the name and title of the signing officer below the signature.


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November 15, 1995

Securities & Exchange Commission
450 5th Street, N.W.
Washington, DC  20549

Ladies and Gentlemen:

The Advisors' Inner Circle Fund (the "Trust") is a trust organized under the laws of the Commonwealth of Massachusetts with its principal place of business in Boston, Massachusetts. The Trust is about to file a Rule 24f-2 Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, for the purpose of making definite the number of shares of beneficial interest ("Shares") which it has registered under the Securities Act of 1933, as amended, and which it sold during its fiscal year ended October 31, 1995.

As counsel to SEI Financial Services Company, I have examined copies, either certified or otherwise proved to be genuine, of its Agreement and Declaration of Trust, and By-Laws, as now in effect, the minutes of meetings of its Trustees and other documents relating to the Trust's organization and operation, as I have deemed necessary in rendering this opinion. I have been advised that during its fiscal year ended October 31, 1995, the Trust sold 14,305,011,108 Shares
 ( including Dividend Reinvestment Plan Shares), at an aggregate sales price of $14,426,162,026 and redeemed 13,870,930,717 Shares having an aggregate redemption price of $13,998,009,870. Based upon the foregoing, it is my opinion that:

	1.	The Trust is authorized to issue an unlimited number
 of Shares, including those Shares now issued and outstanding. Under Massachusetts law, such Shares which were issued and subsequently were redeemed by the Trust may be resold.

	2.	The 14,305,011,108 Shares sold during the Trust's
 fiscal year ended October 31, 1995, the registration of which will be made definite by the filing of a Rule 24f-2 Notice, were legally issued, fully paid and non-assessable. I express no legal opinion with respect to compliance with the Securities Act of 1933, the Investment Company Act of 1940 or applicable state securities laws in connection with the sale of such Shares.


Securities and Exchange Commission
Page Two
November 15, 1995

The Trust is an entity of the type commonly known as a "Massachusetts business trust". Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. The Declaration of Trust states that creditors of, contractors with and claimants against the Trust shall look only to the assets of the Trust for payment. It also requires that notice of such disclaimer be given in each contract or instrument made or issued by the officers or the Trustees of the Trust on behalf of the Trust. The Declaration of Trust further provides: (i) for indemnification out of Trust assets for all loss and expense of any shareholder held personally liable for the obligations of the Trust by virtue of ownership of Shares of the Trust; and (ii) for the Trust to assume the defense of any claim against the shareholder for any act or obligation of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations.

I hereby consent to this opinion accompanying the Rule 24f-2 Notice which the Trust is about to file with the Securities and Exchange Commission.

Very truly yours,


/s/ Robert B. Carroll
Robert B. Carroll, Esquire